Summary of Significant Accounting Policies - Schedule of basic and diluted net income (loss) per share for common shares (Detail) - USD ($)		3 Months Ended				9 Months Ended	12 Months Ended
		Mar. 31, 2021		Mar. 31, 2020		Dec. 31, 2019	Dec. 31, 2020
Numerator: Earnings allocable to Redeemable Class A Common Stock
Interest Income		$ 31,841		$ 1,452,414		$ 1,809,163	$ 1,671,038
Income Tax and Franchise Tax		$ (31,841)		(442,446)		(613,244)	(612,511)
Net Earnings				$ 1,009,968		$ 1,195,919	$ 1,058,527
Denominator: Weighted Average Redeemable Class A Common Stock
Redeemable Class A Common Stock, Basic and Diluted		35,000,000		35,000,000		35,000,000	35,000,000
Earnings/Basic and Diluted Redeemable Class A Common Stock		$ 0.00		$ 0.03		$ 0.03	$ 0.03
Numerator: Net Income minus Redeemable Net Earnings
Net (loss) income		$ 28,311,612		$ 5,109,685		$ 2,965,368	$ (60,723,035)
Net Earnings allocable to Redeemable Class A Common Stock				(1,009,968)		(1,195,919)	(1,058,527)
Non-Redeemable Net Income - Basic		$ 28,311,612		$ 4,099,717		$ 176,949	$ (61,781,562)
Class A and B Non-Redeemable Common Stock, Basic	[1]	9,560,000		9,560,000
Income/Basic Non-RedeemableClass A and B Common Stock		$ 2.96		$ 0.43
Class A and B Non-Redeemable Common Stock, Basic and Diluted		12,757,321	[2]	9,560,000	[2]	9,062,000 [3]	9,560,000 [3]
Loss/Basic and Diluted Non-Redeemable Class A and B Common Stock		$ (0.15)		$ (0.02)		$ 0.20	$ (6.46)
Diluted Loss per Share
Non-Redeemable Net Income - Basic		$ 28,311,612		$ 4,099,717
Less: Change in fair value of warrant liabilities		(30,171,850)		(4,294,000)		$ (3,052,800)	$ 56,471,950
Non-Redeemable Net Loss - Diluted		$ (1,860,238)		$ (194,283)

[1]	The weighted average non-redeemable common stock for the three months ended March 31, 2021 and 2020 includes the effect of 810,000 Private Units, which were issued in conjunction with the initial public offering on September 19, 2019.
[2]	As of March 31, 2021, diluted weighted average shares outstanding was calculated using the treasury stock method utilizing a weighted average share price of $14.00 and the effect of the warrants sold in the Initial Public Offering and the private placement to purchase an aggregate of 17,905,000 shares. As of March 31, 2020, basic and diluted shares are the same as there are no securities that are dilutive to the Company's common stockholders.
[3]	The weighted average non-redeemable common stock for the year ended December 31, 2020 and the period from April 6, 2019 (inception) through December 31, 2019, includes the effect of 810,000 Private Units, which were issued in conjunction with the initial public offering on September 19, 2019.